Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
As of December 31, 2017, the balance of $1,549 (December 31, 2016 –$3,007) represents cash collateral of $781 held as a guarantee relating to an EPI (Expanded Program on Immunization) sales contract, which is restricted until June 2018, and $768 held as a guarantee relating to a bank loan under Sinovac R&D (note 10 (f)).

	December 31,
	2017	2016
Restricted Cash	$1,549	$3,007